Acquistions (Tables)	12 Months Ended
Aug. 02, 2015
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation [Table Text Block]
The acquired assets and assumed liabilities include the following:

	Garden Fresh Gourmet	Kelsen	Plum	Bolthouse Farms
Cash	$—	$2	$1	$3
Accounts receivable	10	20	15	74
Inventories	5	50	20	122
Other current assets	—	2	1	8
Plant assets	22	47	2	335
Goodwill	116	140	128	692
Other intangible assets	86	173	133	580
Other assets	—	—	—	8
Short-term debt	—	(32)	—	(1)
Accounts payable	(6)	(13)	(12)	(59)
Accrued liabilities	(1)	(10)	(5)	(29)
Long-term debt	—	(4)	—	(1)
Deferred income taxes	—	(44)	(34)	(156)
Other liabilities	—	—	—	(15)
Total assets acquired and liabilities assumed	$232	$331	$249	$1,561

Schedule of Intangible Assets Acquired As Part of Business Combination [Table Text Block]
The identifiable intangible assets of Bolthouse consist of:

	Type	Life in Years			Value
Trademarks	Non-amortizable	Indefinite			$383
Customer relationships	Amortizable	20			132
Distributor relationship	Amortizable	7			2
Technology and patents	Amortizable	9	to	17	43
Formula and recipes	Amortizable	5			20
Total identifiable intangible assets					$580

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited summary information is presented on a consolidated pro forma basis as if the Garden Fresh Gourmet acquisition had occurred on July 29, 2013, the Kelsen acquisition had occurred on July 30, 2012, and the Plum and Bolthouse acquisitions been completed on August 1, 2011:

	2015	2014	2013
Net sales	$8,174	$8,372	$8,327
Earnings from continuing operations attributable to Campbell Soup Company	$668	$789	$938
Earnings per share from continuing operations attributable to Campbell Soup Company - assuming dilution	$2.13	$2.50	$2.96